5. BANK PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
Bank Premises And Equipment
BANK PREMISES AND EQUIPMENT

Following is a summary of bank premises and equipment at December 31, 2016 and 2015:

(In thousands)	2016	2015
Building	$16,226	$16,181
Furniture and equipment	7,113	6,532
Leasehold improvements	352	350
Less accumulated depreciation
and amortization	(8,049)	(6,630)
	$15,642	$16,433

Depreciation and amortization expense amounting to $1.4 million, $1.4 million and $1.1 million, respectively for the years ended December 31, 2016, 2015 and 2014 are included in occupancy and equipment expenses.